Depreciation, Amortization and Impairment	12 Months Ended
Dec. 31, 2017
Depreciation, Amortization and Impairment
Depreciation, Amortization and Impairment

36.   Depreciation, Amortization and Impairment:

(a)   Amounts charged to income for depreciation and amortization during 2015, 2016 and 2017 are detailed as follows:

	2015	2016	2017
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property and equipment (Note No.15a and Note No. 16)	21,206	24,694	26,176
Amortization of intangibles assets (Note No.14a)	10,616	10,881	11,360

Total	31,822	35,575	37,536

(b)   As of December 31, 2015, 2016 and 2017, the impairment loss is detailed as follows:

	2015	2016	2017
	MCh$	MCh$	MCh$

Impairment loss
Impairment loss on investment instruments	—	—	—
Impairment loss on property and equipment (Note No.15a)	204	274	166
Impairment loss on intangibles assets (Note No.14a)	59	—	—

Total	263	274	166